financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (9)	$ (8)
Other comprehensive income sensitivity to increase in risk variable	7
Comprehensive income sensitivity to increase in risk variable	(2)	(8)
Net income sensitivity to decrease in risk variable	9	8
Other comprehensive income sensitivity to decrease in risk variable	(7)
Comprehensive income sensitivity to decrease in risk variable	$ 2	$ 8
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ (43)	$ (34)
Comprehensive income sensitivity to increase in risk variable	(43)	(34)
Net income sensitivity to decrease in risk variable	43	34
Comprehensive income sensitivity to decrease in risk variable	$ 43	$ 34
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ 26	$ 25
Comprehensive income sensitivity to increase in risk variable	26	25
Net income sensitivity to decrease in risk variable	(26)	(25)
Comprehensive income sensitivity to decrease in risk variable	$ (26)	$ (25)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (6)	$ (6)
Other comprehensive income sensitivity to increase in risk variable	110	19
Comprehensive income sensitivity to increase in risk variable	104	13
Net income sensitivity to decrease in risk variable	6	6
Other comprehensive income sensitivity to decrease in risk variable	(110)	(19)
Comprehensive income sensitivity to decrease in risk variable	(104)	(13)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(9)	(8)
Other comprehensive income sensitivity to increase in risk variable	79	76
Comprehensive income sensitivity to increase in risk variable	70	68
Net income sensitivity to decrease in risk variable	9	8
Other comprehensive income sensitivity to decrease in risk variable	(82)	(79)
Comprehensive income sensitivity to decrease in risk variable	$ (73)	$ (71)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 12	$ 16
Other comprehensive income sensitivity to increase in risk variable	(68)	(60)
Comprehensive income sensitivity to increase in risk variable	(56)	(44)
Net income sensitivity to decrease in risk variable	(12)	(16)
Other comprehensive income sensitivity to decrease in risk variable	68	60
Comprehensive income sensitivity to decrease in risk variable	56	44
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(72)	(76)
Comprehensive income sensitivity to increase in risk variable	(72)	(76)
Other comprehensive income sensitivity to decrease in risk variable	75	79
Comprehensive income sensitivity to decrease in risk variable	$ 75	$ 79